Equity	12 Months Ended
Dec. 31, 2012
Equity

Note 17—Equity

Common Stock

As of December 31, 2012, we had 120,105,557 shares of common stock outstanding. In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan. In December 2012, an affiliate of Luxor Capital Group LP elected to convert 90,028 shares of its Class C Common Stock into 90,028 shares of Class A Common Stock.

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21.5 million. The Company paid $11.0 million cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company, and an aggregate of 4,757,302 options to purchase shares of Class D common stock of the Company, of which 1,115,302 represent “five-year” options and 3,642,000 represent “ten-year” options to certain officers of California Lyon. In addition, the Company granted 256,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant.

On October 12, 2012, the Company entered into a Subscription Agreement between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of Class A Common Stock, for $16.0 million in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14.0 million in cash, for an aggregate purchase price of $30.0 million.

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then-outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of our outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of our common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities.

With the exception of the dividends to be paid out to holders of our Convertible Preferred Stock, the Company does not intend to declare or pay cash dividends in the foreseeable future. Any determination to pay dividends to holders of our common stock will be at the discretion of our board of directors. The payment of cash dividends is restricted under the terms of our Amended and Restated Senior Secured Term Loan Agreement and the indenture governing the Notes.

In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $43.1 million as of February 24, 2012.

Warrants

The holders of Class B Common Stock hold warrants to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrants is February 24, 2017. The Warrants were assigned a value of $1.0 million in conjunction with the adoption of fresh start accounting and are recorded in additional paid-in capital.